Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets, Beginning balance		$ 2,207		$ 2,120
Assets, Net gains (losses) In operations		(471)		306
Assets, Net gains (losses) In OCI		(34)		63
Assets, Purchases		463		330
Assets, Sales		(687)		(288)
Assets, Transfers in to Level 3		118	[1]	91
Assets, Transfers out of Level 3		(44)	[1]	(415)
Assets, ending balance		1,552		2,207
Liability value, beginning balance		996		348
Net (losses) gains In operations		(355)		(648)	[2]
Liability, Net gains (losses) In operations		0		0
Liability, Purchases		0		0
Liability, Sales		0		0
Liability, Transfers into Level 3		0	[1]	0
Liability, Transfers out of Level 3		0	[1]	0
Liability value, ending balance		641		996
Fixed maturity securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets, Beginning balance		1,062	[3]	1,421
Assets, Net gains (losses) In operations		(1)	[3]	4
Assets, Net gains (losses) In OCI		(34)	[3]	63
Assets, Purchases		84	[3]	74
Assets, Sales		(168)	[3]	(176)
Assets, Transfers in to Level 3		118	[1],[3]	91
Assets, Transfers out of Level 3		(32)	[1],[3]	(415)
Assets, ending balance	[3]	1,029		1,062
Other [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets, Beginning balance		14		1
Assets, Net gains (losses) In operations				(1)
Assets, Purchases		3		17
Assets, Sales				(3)
Assets, Transfers out of Level 3	[1]	(12)
Assets, ending balance		5		14
Derivative Assets [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets, Beginning balance		1,070		633
Assets, Net gains (losses) In operations		(489)		307
Assets, Purchases		376		239
Assets, Sales		(519)		(109)
Assets, ending balance		438		1,070
Separate Account Assets [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets, Beginning balance		61		65
Assets, Net gains (losses) In operations		19		(4)
Assets, ending balance		$ 80		$ 61

[1]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[2]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.
[3]	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).